FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2019
FIXED ASSETS - NET [abstract]
Disclosure of fixed assets-net

6          FIXED ASSETS-NET

	Buildings	Tracks, bridges and service roads	Locomotives and rolling stock	Communications and signaling systems	Other machinery and equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2018
Cost	7,441,605	14,588,338	7,903,204	1,993,168	6,628,084	38,554,399
Accumulated depreciation	(2,590,294)	(3,390,032)	(3,053,269)	(1,522,955)	(4,368,375)	(14,924,925)
Impairment	-	-	(9,865)	-	(2,471)	(12,336)
Net book amount	4,851,311	11,198,306	4,840,070	470,213	2,257,238	23,617,138

Year ended December 31, 2018
Opening net book amount	4,851,311	11,198,306	4,840,070	470,213	2,257,238	23,617,138
Other additions	6,956	-	712,632	22,784	115,526	857,898
Transfer in from construction-in-progress (Note 7)	162,624	277,739	127,805	28,629	133,089	729,886
Transfer out to construction-in-progress for improvement/modifications(Note 7)	(60,507)	(273,678)	(715,707)	(8,042)	(36,835)	(1,094,769)
Transfer in from construction-in-progress after repair	124,345	324,386	1,414,100	40,026	76,003	1,978,860
Reclassifications	(5,631)	-	-	-	5,631	-
Disposals	(4,082)	(99,463)	(167,790)	(10,531)	(15,128)	(296,994)
Depreciation charges	(320,823)	(213,858)	(611,095)	(104,096)	(359,871)	(1,609,743)
Impairment charge	(2,881)	-	-	-	(7,483)	(10,364)
Impairment write-off	-	-	9,865	-	2,471	12,336
Closing net book amount	4,751,312	11,213,432	5,609,880	438,983	2,170,641	24,184,248

At December 31, 2018
Cost	7,590,161	14,735,949	8,218,284	2,034,318	6,631,867	39,210,579
Accumulated depreciation	(2,835,968)	(3,522,517)	(2,608,404)	(1,595,335)	(4,453,743)	(15,015,967)
Impairment	(2,881)	-	-	-	(7,483)	(10,364)
Net book amount	4,751,312	11,213,432	5,609,880	438,983	2,170,641	24,184,248

Year ended December 31, 2019
Opening net book amount	4,751,312	11,213,432	5,609,880	438,983	2,170,641	24,184,248
Other additions	4,975	2,185	948	28	96,443	104,579
Transfer in from construction-in-progress (Note 7)	238,599	110,172	65,903	87,732	241,212	743,618
Transfer out to construction-in-progress for improvement/modifications(Note 7)	(10,523)	(44,034)	(484,992)	(24,994)	(27,658)	(592,201)
Transfer in from construction-in-progress after repair	27,451	121,591	716,082	28,712	58,802	952,638
Reclassifications	(102)	102	238	(412)	174	-
Disposals	(8,529)	(87,439)	(49,855)	(5,526)	(17,468)	(168,817)
Depreciation charges	(321,779)	(214,909)	(661,484)	(87,880)	(351,246)	(1,637,298)
Impairment charge	(20,697)	-	-	-	-	(20,697)
Impairment write-off	-	-	-	-	11	11
Closing net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081

At December 31, 2019
Cost	7,825,870	14,817,730	8,102,522	1,852,565	6,757,634	39,356,321
Accumulated depreciation	(3,141,585)	(3,716,630)	(2,905,802)	(1,415,922)	(4,579,251)	(15,759,190)
Impairment	(23,578)	-	-	-	(7,472)	(31,050)
Net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081

(a)           As at December 31, 2019, the ownership certificates of certain buildings of the Group with an aggregate carrying value of approximately RMB1,626,540,000(2018: RMB1,676,711,000) had not been obtained by the Group.

These kind of buildings are classified as below:

	Carrying value as at December 31 2018 RMB’000	Carrying value as at December 31 2019 RMB’000	Reason for delay in obtaining the ownership certificates

Certificates for buildings under application procedures	1,067,076	1,040,897

The Group commenced such application procedures with the respective authorities in China by the end of 2017, there has been progress made and the Group’s management does not expect any major difficulties in obtaining the remaining ownership certificates.

Certain buildings located on the land of which the land use right certificates have not been obtained	53,392	49,846

According to relevant laws and regulations in China, the land use right certificates of the land on which these buildings are located must be obtained before the Group can start the application for the respective housing ownership certificates. As a result, the Group will start to apply for the ownership certificates of these buildings after they have completed the procedures to obtain the land use right certificates.

Certain buildings attached to pieces of land which is held by lease	556,243	535,797

Such land is held by lease under certain lease arrangements. Due to the fact that the Group does not have the underlying land use right certificates for such land, therefore, the Group cannot apply for the respective ownership certificates of the buildings constructed on top of it. According to the lease agreements and communication with the leasors, and as confirmed by the Company’s legal counsel, the Group possesses the right to use and/or own such buildings without the certificates.

After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group to apply for and obtain the ownership certificates of these buildings and it should not lead to any significant adverse impact on the operations of the Group.

(b)        As at December 31, 2019, fixed assets of the Group with an aggregate net book value of approximately RMB172,218,000 (2018: RMB138,390,000) had been fully depreciated but they were still in use.